Business combinations - Pro Forma Information (Details) - ABN AMRO (Channel Islands) Limited Acquisition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unaudited pro forma financial information
Total net revenue	$ 555,341	$ 563,786
Total non-interest operating (expense)	(372,796)	(351,320)
Pro forma net income post business combination	$ 182,545	$ 212,466